Selected Quarterly Financial Data (Summary Of Quarterly Data) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Selected Quarterly Financial Data [Abstract]
Total interest and dividend income	$ 72,223	$ 73,675	$ 74,980	$ 77,676	$ 79,305	$ 80,645	$ 83,274	$ 84,827	$ 298,554	$ 328,051	$ 346,865
Net interest and dividend income	43,806	44,404	44,320	45,630	45,853	46,188	47,466	45,374	178,160	184,881	168,734
Provision for credit losses	(500)	(800)		233			1,500	540	(1,067)	2,040	4,060
Net income	$ 16,067	$ 17,995	$ 17,715	$ 17,563	$ 17,736	$ 18,673	$ 19,315	$ 18,789	$ 69,340	$ 74,513	$ 38,403
Basic EPS	$ 0.11	$ 0.13	$ 0.12	$ 0.12	$ 0.11	$ 0.12	$ 0.12	$ 0.12	$ 0.48	$ 0.47	$ 0.24
Diluted EPS	$ 0.11	$ 0.13	$ 0.12	$ 0.12	$ 0.11	$ 0.12	$ 0.12	$ 0.12	$ 0.48	$ 0.47	$ 0.24
Dividends declared per share	$ 0.075	$ 0.075	$ 0.075	$ 0.775	$ 0.075	$ 0.075	$ 0.075	$ 0.175	$ 1.00	$ 0.40	$ 1.63
Average number of basic shares outstanding	142,856,000	143,263,000	145,382,000	147,883,000	151,077,000	156,962,000	161,722,000	161,923,000	144,847,156	157,912,978	162,625,274
Average number of diluted shares outstanding	142,858,000	143,263,000	145,382,000	147,883,000	151,079,000	156,966,000	161,728,000	161,931,000	144,848,009	157,916,400	162,632,665